Net Change in Capitalized Exploratory Well Costs (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Project	Dec. 31, 2014 USD ($) Project	Dec. 31, 2013 USD ($) Project
Oil And Gas Exploration And Production Industries Disclosures [Abstract]
Beginning Balance at January 1,	$ 23,101	$ 5,731	$ 36,968
Additions to capitalized exploratory well costs pending the determination of estimated proved reserves	144,954	258,097	171,087
Divested wells	0	0	0
Reclassification of wells, facilities, and equipment based on the determination of estimated proved reserves	(147,850)	(240,494)	(202,323)
Capitalized exploratory well costs charged to expense	(2,907)	(233)	(1)
Ending Balance at December 31,	17,298	23,101	5,731
Less exploratory well costs that have been capitalized for a period of one year or less	(12,156)	(20,407)	(3,597)
Capitalized exploratory well costs for a period of greater than one year	$ 5,142	$ 2,694	$ 2,134
Number of projects that have exploratory well costs capitalized for a period of more than one year | Project	14	6	3